PGIM Target Date 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 91.1%
Affiliated Mutual Funds
Domestic Equity — 22.3%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	33,254	$505,131
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	152,529	6,787,529
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	45,254	506,850
		7,799,510
Fixed Income — 56.5%
PGIM Core Conservative Bond Fund (Class R6)	523,337	4,500,699
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	307,497	2,094,056
PGIM TIPS Fund (Class R6)	904,159	7,585,897
PGIM Total Return Bond Fund (Class R6)	463,371	5,551,184
		19,731,836
International Equity — 12.3%
PGIM Global Real Estate Fund (Class R6)	101,156	2,075,716
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	156,201	2,232,113
		4,307,829

Total Long-Term Investments (cost $30,343,980)		31,839,175

Short-Term Investment 9.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,186,153)	3,186,153	3,186,153

TOTAL INVESTMENTS 100.2% (cost $33,530,133)(wa)		35,025,328
Liabilities in excess of other assets (0.2)%		(63,051)

Net Assets 100.0%		$34,962,277

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2020 Fund